Summary of Maturity Profile of the Contractual Cash Flow (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 14,065,019	$ 10,600,080
Total loans payable	3,464,450	166,555
Lease liability	141,695	8,609	$ 15,324
Total liabilities	36,397,856	16,392,288
Contractual liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	14,065,019	10,600,080
Total loans payable	3,464,450	166,555
Lease liability	236,491	9,614
RSU obligation	18,398	295,747
Convertible debt	13,349,887
Derivative liability		4,827
Total liabilities	31,134,245	11,076,823
Contractual liablities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	14,065,019	10,600,080
Total loans payable	3,464,450	145,866
Lease liability	58,919	4,807
RSU obligation	18,398	295,747
Convertible debt	1,361,525
Derivative liability
Total liabilities	18,968,311	11,046,500
Contractual liablities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Total loans payable		20,689
Lease liability	116,651	4,807
RSU obligation
Convertible debt	11,988,362
Derivative liability		4,827
Total liabilities	12,105,013	30,323
Contractual liablities [member] | Later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Total loans payable
Lease liability	60,921
RSU obligation
Convertible debt
Derivative liability
Total liabilities	$ 60,921